Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2030
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 298,386,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,682.9
Offering Note

(1)	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-277784) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.